Note 16 - Investment Securities (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of investment securities portions [text block]
	2019	2018

Debt held-to-maturity (i)	163.6	147.3
Non-current investments securities	163.6	147.3

Financial asset at fair value through profit or loss-held for trading	14.6	13.4
Current investments securities	14.6	13.4

Total	178.2	160.7